UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811 - 02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2012

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.06%

COMMON STOCKS 3.24%

Aerospace & Defense 0.05%

BE Aerospace, Inc.*	100	$4,210,000

Agency/Government Related 0.00%

Fannie Mae*	818	227,457

Airlines 0.03%

United Continental Holdings, Inc.*	150	2,925,000

Auto Parts & Equipment 0.36%

Allison Transmission Holdings, Inc.	103	2,078,396
Cooper-Standard Holdings, Inc.*	753	28,235,212

Total		30,313,608

Banking 0.22%

Fifth Third Bancorp	350	5,428,500
Huntington Bancshares, Inc.	700	4,830,000
Regions Financial Corp.	600	4,326,000
SunTrust Banks, Inc.	150	4,240,500

Total		18,825,000

Chemicals 0.18%

Monsanto Co.	100	9,102,000
Rockwood Holdings, Inc.	100	4,660,000
TPC Group, Inc.*	35	1,437,002

Total		15,199,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Shares (000)	Fair Value

Diversified Capital Goods 0.17%

Actuant Corp. Class A	141	$4,023,056
Emerson Electric Co.	220	10,619,400

Total		14,642,456

Electronics 0.09%

Broadcom Corp. Class A	225	7,780,500

Energy: Exploration & Production 0.31%

SM Energy Co.	125	6,763,750
Whiting Petroleum Corp.*	400	18,952,000

Total		25,715,750

Food & Drug Retailers 0.02%

Ingles Markets, Inc. Class A	85	1,389,750

Food: Wholesale 0.03%

Smart Balance, Inc.*	179	2,156,280

Integrated Energy 0.14%

ConocoPhillips	200	11,436,000

Investments & Miscellaneous Financial Services 0.27%

SPDR S&P MidCap 400 ETF Trust	125	22,490,000

Machinery 0.18%

Chart Industries, Inc.*	175	12,923,750
Rexnord Corp.*	118	2,146,316

Total		15,070,066

Packaging 0.11%

Rock-Tenn Co. Class A	125	9,022,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Shares (000)	Fair Value

Pharmaceuticals 0.20%

Amarin Corp. plc ADR*	250	$3,150,000
Mylan, Inc.*	400	9,760,000
Teva Pharmaceutical Industries Ltd. ADR	100	4,141,000

Total		17,051,000

Real Estate Investment Trusts 0.17%

Camden Property Trust	125	8,061,250
Post Properties, Inc.	125	5,995,000

Total		14,056,250

Software/Services 0.42%

Facebook, Inc. Class A*	200	4,330,000
Fortinet, Inc.*	350	8,449,000
Informatica Corp.*	300	10,443,000
Monster Worldwide, Inc.*	300	2,199,000
Nuance Communications, Inc.*	250	6,222,500
VeriFone Systems, Inc.*	150	4,177,500

Total		35,821,000

Specialty Retail 0.09%

Home Depot, Inc. (The)	125	7,546,250

Telecommunications Equipment 0.13%

Aruba Networks, Inc.*	500	11,242,500

Telecommunications: Wireless 0.07%

QUALCOMM, Inc.	100	6,249,000

Total Common Stocks (cost $274,339,090)		273,369,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

CONVERTIBLE BONDS 6.25%

Auto Parts & Equipment 0.30%

Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	$28,515	$25,645,678

Automakers 0.23%

Ford Motor Co.	4.25%	11/15/2016	10,000	13,843,750
Navistar International Corp.	3.00%	10/15/2014	6,350	5,663,406

Total				19,507,156

Computer Hardware 0.51%

Intel Corp.	2.95%	12/15/2035	10,000	10,925,000
Microchip Technology, Inc.	2.125%	12/15/2037	1,800	2,270,250
Micron Technology, Inc.†	2.375%	5/1/2032	15,000	14,100,000
NetApp, Inc.	1.75%	6/1/2013	13,970	15,978,187

Total				43,273,437

Electronics 0.21%

A123 Systems, Inc.	3.75%	4/15/2016	9,350	3,319,250
Intel Corp.	3.25%	8/1/2039	3,400	4,207,500
ON Semiconductor Corp.	2.625%	12/15/2026	9,800	10,290,000

Total				17,816,750

Energy: Exploration & Production 0.23%

Chesapeake Energy Corp.	2.50%	5/15/2037	21,700	19,597,813

Health Services 0.08%

Incyte Corp.	4.75%	10/1/2015	3,000	6,481,875

Hotels 0.20%

Host Hotels & Resorts LP†	2.50%	10/15/2029	12,500	16,703,125

Integrated Energy 0.11%

SunPower Corp.	4.50%	3/15/2015	10,000	9,237,500

Leisure 0.16%

priceline.com, Inc.†	1.00%	3/15/2018	12,325	13,295,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery 0.11%

Altra Holdings, Inc.	2.75%	3/1/2031	$7,950	$7,959,938
Chart Industries, Inc.	2.00%	8/1/2018	1,100	1,442,375

Total				9,402,313

Media: Diversified 0.34%

Liberty Interactive LLC (convertible into Viacom,
Inc., Class B and CBS Corp.)	3.25%	3/15/2031	30,000	28,387,500

Media: Services 0.09%

Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	7,721,875

Metals/Mining (Excluding Steel) 0.54%

Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	7,225	6,701,188
Molycorp, Inc.	3.25%	6/15/2016	5,000	3,500,000
Newmont Mining Corp.	1.25%	7/15/2014	20,000	27,037,500
Newmont Mining Corp.	1.625%	7/15/2017	5,500	7,999,062

Total				45,237,750

Monoline Insurance 0.09%

Radian Group, Inc.	3.00%	11/15/2017	10,800	7,931,250

Oil Field Equipment & Services 0.19%

Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	15,500	15,645,313

Packaging 0.26%

Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	22,100	21,768,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pharmaceuticals 0.89%

BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	$4,400	$9,187,750
Gilead Sciences, Inc.	0.625%	5/1/2013	18,500	32,305,625
Medicis Pharmaceutical Corp.	1.375%	6/1/2017	3,000	3,241,875
Medivation, Inc.	2.625%	4/1/2017	15,000	20,259,375
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	7,700	9,928,187

Total				74,922,812

Real Estate 0.05%

Boston Properties LP	3.75%	5/15/2036	3,500	4,025,000

Software/Services 1.66%

Alliance Data Systems Corp.	1.75%	8/1/2013	8,500	15,427,500
EMC Corp.	1.75%	12/1/2013	22,000	37,881,250
Nuance Communications, Inc.†	2.75%	11/1/2031	9,300	10,793,812
Nuance Communications, Inc.	2.75%	8/15/2027	9,900	14,231,250
Salesforce.com, Inc.	0.75%	1/15/2015	7,500	13,978,125
Symantec Corp.	1.00%	6/15/2013	10,000	10,881,250
TIBCO Software, Inc.†	2.25%	5/1/2032	20,000	20,600,000
Xilinx, Inc.	2.625%	6/15/2017	12,000	15,765,000

Total				139,558,187

Total Convertible Bonds (cost $512,769,867)				526,159,428

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 2.89%

Aerospace/Defense 0.23%

United Technologies Corp.	7.50%		350	19,635,000

Auto Parts & Equipment 0.04%

Cooper-Standard Holdings, Inc. PIK	7.00%		22	3,469,918

Automakers 0.12%

General Motors Co.	4.75%		275	10,252,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Shares (000)	Fair Value

Banking 0.83%

Bank of America Corp.	7.25%	40	$43,665,400
Citigroup, Inc.	7.50%	270	26,184,600

Total			69,850,000

Electric: Integrated 0.34%

NextEra Energy, Inc.	5.889%	200	10,362,000
PPL Corp.	8.75%	335	18,324,500

Total			28,686,500

Energy: Exploration & Production 0.32%

Apache Corp.	6.00%	550	26,757,500
Whiting Petroleum Corp.	6.25%	2	452,624

Total			27,210,124

Food: Wholesale 0.21%

Bunge Ltd.	4.875%	180	17,606,250

Investments & Miscellaneous Financial Services 0.28%

AMG Capital Trust I	5.10%	450	23,526,540

Life Insurance 0.33%

MetLife, Inc.	5.00%	400	27,616,000

Multi-Line Insurance 0.02%

Hartford Financial Services Group, Inc. (The)	7.25%	100	1,910,000

Railroads 0.13%

Genesee & Wyoming, Inc.	5.00%	100	10,397,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate		Shares (000)	Fair Value

Real Estate Investment Trusts 0.04%

Alexandria Real Estate Equities, Inc.	7.00%		120	$3,282,000

Total Convertible Preferred Stocks (cost $235,237,830)				243,441,719

		Maturity Date	Principal Amount (000)

FLOATING RATE LOANS(a) 3.15%

Aerospace 0.12%

DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	$9,925	9,982,893

Department Stores 0.12%

Neiman-Marcus Group, Inc. (The) Extended
Term Loan	4.75%	5/16/2018	10,000	10,072,160

Electric: Generation 0.17%

Texas Competitive Electric Holdings Co. LLC
Extended Term Loan	4.728% - 4.938%	10/10/2017	21,124	14,605,548

Electric: Integrated 0.08%

Essential Power LLC Term Loan B	5.50%	8/8/2019	7,000	7,087,500

Electronics 0.10%

Freescale Semiconductor, Inc. Extended
Term Loan B	4.481%	12/1/2016	8,971	8,786,764

Energy: Exploration & Production 0.25%

Chesapeake Energy Corp. Unsecured Term Loan	8.50%	12/1/2017	15,500	15,571,036
Samson Investment Co. 2nd Lien Term Loan	6.00%	9/25/2018	5,000	5,038,540

Total				20,609,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food/Tobacco 0.14%

Smart Balance, Inc. New Term Loan	7.00%	7/2/2018	$11,970	$12,115,890

Food: Wholesale 0.08%

Diamond Foods, Inc. Revolver	6.75%	2/25/2015	3,487	3,208,168
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	4,097	3,830,856

Total				7,039,024

Gaming 0.10%

Harrah’s Prop Co. Mezzanine Term Loan	3.22%	2/13/2013	10,000	8,024,310

Health Facilities 0.08%

Drumm Investors LLC Term Loan	5.00%	5/4/2018	6,895	6,671,077

Insurance Brokerage 0.09%

USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	7,760	7,805,264

Investments & Miscellaneous Financial Services 0.38%

Nuveen Investments, Inc. Extended 1st Lien
Term Loan	5.862% - 5.947%	5/13/2017	11,509	11,512,261
Nuveen Investments, Inc. Extended Term Loan	5.862% - 5.947%	5/12/2017	13,447	13,444,437
Nuveen Investments, Inc. New 2nd Lien
Term Loan	8.25%	2/28/2019	6,900	6,963,252

Total				31,919,950

Media: Broadcast 0.26%

Clear Channel Communications, Inc. Term Loan B	3.866%	1/28/2016	12,989	10,650,630
Univision Communications, Inc. Extended
Term Loan	4.466%	3/31/2017	8,124	8,062,045
Univision Communications, Inc. Initial Term Loan	2.216%	9/29/2014	2,803	2,799,302

Total				21,511,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Media: Cable 0.25%

Atlantic Broadband Finance LLC 2nd Lien
Term Loan	9.75%	10/4/2019	$15,000	$15,731,250
WaveDivision Holdings LLC New Initial Term
Loan B	—	10/12/2019	5,250	5,295,937

Total				21,027,187

Media: Services 0.27%

Affinion Group, Inc. Term Loan B	5.00%	7/16/2015	15,554	14,329,469
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	8,428	8,217,608

Total				22,547,077

Metals/Mining (Excluding Steel) 0.04%

Noranda Aluminum Acquisition Corp. New
Term Loan B	5.75%	2/24/2019	3,582	3,627,896

Real Estate Development & Management 0.15%

Realogy Corp. Extended Letter of Credit	4.466%	10/10/2016	941	931,055
Realogy Corp. Extended Term Loan	4.478%	10/10/2016	12,054	11,928,822

Total				12,859,877

Software/Services 0.33%

Nuance Communications, Inc. Term Loan C	3.22%	3/31/2016	9,773	9,817,564
SRA International, Inc. Term Loan B	6.50%	7/20/2018	13,248	13,165,550
Syniverse Holdings, Inc. New Term Loan	5.00%	4/23/2019	4,988	5,006,203

Total				27,989,317

Specialty Retail 0.10%

Michaels Stores, Inc. Term Loan B2	4.875% - 4.938%	7/29/2016	8,009	8,086,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value

Telecommunications Equipment 0.04%

Genesys Telecom Holdings, U.S., Inc.
Term Loan B	6.75%	1/31/2019		$2,985	$3,019,826

Total Floating Rate Loans (cost $264,100,438)					265,389,255

FOREIGN BONDS(c) 0.52%

Luxembourg 0.09%

Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	6,900	7,732,695

Netherlands 0.23%

Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019	EUR	5,200	7,116,605
Refresco Group BV†	7.375%	5/15/2018	EUR	2,000	2,492,997
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	6,750	9,563,179

Total					19,172,781

United Kingdom 0.20%

Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	2,000	2,801,677
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	10,400	14,132,977

Total					16,934,654

Total Foreign Bonds (cost $43,871,214)					43,840,130

FOREIGN GOVERNMENT OBLIGATIONS 0.25%

Bermuda 0.12%

Bermuda Government†	4.138%	1/3/2023		9,450	9,943,271

Canada 0.13%

Government of Canada(c)	2.75%	9/1/2016	CAD	10,000	10,755,773

Total Foreign Government Obligations (cost $20,073,223)					20,699,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

HIGH YIELD CORPORATE BONDS 80.17%

Aerospace/Defense 1.49%

BE Aerospace, Inc.	5.25%	4/1/2022	$37,850	$39,458,625
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	10,146,500
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	15,000	16,218,750
Mantech International Corp.	7.25%	4/15/2018	15,000	15,900,000
Moog, Inc.	6.25%	1/15/2015	6,300	6,370,875
Spirit Aerosystems, Inc.	6.75%	12/15/2020	19,000	20,805,000
Spirit Aerosystems, Inc.	7.50%	10/1/2017	5,000	5,462,500
Triumph Group, Inc.	8.00%	11/15/2017	10,440	11,431,800

Total				125,794,050

Airlines 0.47%

Delta Air Lines, Inc.	4.95%	5/23/2019	3,390	3,661,208
Delta Air Lines, Inc.†	9.50%	9/15/2014	3,492	3,675,330
United Airlines, Inc.	6.636%	7/2/2022	7,088	7,407,063
United Airlines, Inc.†	9.875%	8/1/2013	14,800	15,207,000
United Airlines, Inc.†	12.00%	11/1/2013	9,600	9,912,000

Total				39,862,601

Apparel/Textiles 0.45%

Hanesbrands, Inc.	6.375%	12/15/2020	10,000	10,900,000
Levi Strauss & Co.	6.875%	5/1/2022	5,000	5,237,500
Levi Strauss & Co.	7.625%	5/15/2020	8,675	9,412,375
Perry Ellis International, Inc.	7.875%	4/1/2019	7,650	7,956,000
Wolverine World Wide, Inc.†(b)	6.125%	10/15/2020	3,900	4,036,500

Total				37,542,375

Auto Loans 0.10%

Ford Motor Credit Co. LLC	5.875%	8/2/2021	7,300	8,273,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Auto Parts & Equipment 1.07%

Cooper-Standard Automotive, Inc.	8.50%	5/1/2018		$12,500	$13,593,750
Dana Holding Corp.	6.50%	2/15/2019		10,000	10,700,000
Dana Holding Corp.	6.75%	2/15/2021		10,000	10,850,000
International Automotive Components Group SA (Luxembourg)†(d)	9.125%	6/1/2018		14,500	13,992,500
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,500,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		18,750	12,492,187
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,866,250
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,250,000
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		1,736	1,944,320
TRW Automotive, Inc.†	8.875%	12/1/2017		3,000	3,322,500

Total					90,511,507

Automakers 0.62%

Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021		14,000	14,980,000
Ford Motor Co.	7.45%	7/16/2031		15,000	18,731,250
General Motors Co.(e)	—	—	(f)	15,000	28,980
Navistar International Corp.	8.25%	11/1/2021		12,000	11,445,000
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,750,000

Total					51,935,230

Banking 3.55%

Ally Financial, Inc.	8.30%	2/12/2015		25,000	27,750,000
Astoria Depositor Corp†	5.744%	5/1/2016		8,103	8,022,177
Bank of America Corp.	8.00%	—	(f)	15,000	16,351,890
Capital One Capital VI	8.875%	5/15/2040		26,300	26,872,341
Fifth Third Capital Trust IV	6.50%	4/15/2037		16,250	16,351,562
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		15,000	17,309,940
HBOS plc (United Kingdom)†(d)	6.75%	5/21/2018		10,000	10,200,000
Huntington Bancshares, Inc.	7.00%	12/15/2020		5,050	6,146,416
JPMorgan Chase & Co.	4.50%	1/24/2022		12,000	13,336,596
JPMorgan Chase & Co.	7.90%	—	(f)	7,275	8,292,140
Macquarie Group Ltd. (Australia)†(d)	6.00%	1/14/2020		10,000	10,730,860
Morgan Stanley	6.25%	8/28/2017		17,000	19,306,271
Nordea Bank AB (Sweden)†(d)	4.25%	9/21/2022		9,000	8,962,263
Regions Bank	6.45%	6/26/2037		6,650	6,816,250
Regions Bank	7.50%	5/15/2018		9,942	11,756,415
Regions Financial Corp.	7.75%	11/10/2014		6,025	6,717,875
Regions Financing Trust II	6.625%	5/15/2047		10,000	9,825,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Banking (continued)

Royal Bank of Scotland Group plc (The)
(United Kingdom)(d)	7.64%	—	(f)	$17,570	$14,539,175
SVB Financial Group	5.375%	9/15/2020		9,350	10,670,818
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,602,500
Wachovia Capital Trust III	5.57%	—	(f)	15,000	14,887,500
Washington Mutual Bank(g)	6.875%	6/15/2011		22,500	2,250
Zions Bancorporation	7.75%	9/23/2014		23,525	25,760,604

Total					299,210,843

Beverages 0.14%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		11,300	7,881,750
Constellation Brands, Inc.	4.625%	3/1/2023		4,125	4,228,125

Total					12,109,875

Brokerage 0.62%

Cantor Fitzgerald LP†	7.875%	10/15/2019		12,655	13,246,849
Lazard Group LLC	7.125%	5/15/2015		12,500	13,793,413
Raymond James Financial, Inc.	8.60%	8/15/2019		20,000	25,008,140

Total					52,048,402

Building & Construction 0.85%

Beazer Homes USA, Inc.	6.875%	7/15/2015		3,710	3,747,100
K. Hovnanian Enterprises, Inc.†	5.00%	11/1/2021		5,779	4,854,360
KB Home	9.10%	9/15/2017		15,000	17,062,500
Lennar Corp.†	4.75%	12/15/2017		5,500	5,706,250
Lennar Corp.	12.25%	6/1/2017		15,000	20,175,000
Odebrecht Finance Ltd.†	6.00%	4/5/2023		6,000	6,690,000
Ryland Group, Inc.	8.40%	5/15/2017		7,500	8,906,250
Ryland Group, Inc. (The)	5.375%	10/1/2022		4,600	4,623,000

Total					71,764,460

Building Materials 0.50%

Griffon Corp.	7.125%	4/1/2018		6,200	6,595,250
Isabelle Acquisition Sub, Inc. PIK†	10.00%	11/15/2018		2,675	2,912,406

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Building Materials (continued)

Masco Corp.	7.125%	3/15/2020		$12,000	$13,679,880
Owens Corning, Inc.	9.00%	6/15/2019		15,000	18,903,090

Total					42,090,626

Chemicals 1.93%

Agrium, Inc. (Canada)(b)(d)	3.15%	10/1/2022		5,000	5,045,745
Airgas, Inc.	7.125%	10/1/2018		10,500	11,329,490
Ashland, Inc.†	4.75%	8/15/2022		7,850	8,065,875
Celanese US Holdings LLC	6.625%	10/15/2018		7,365	8,101,500
Chemtura Corp.	7.875%	9/1/2018		14,320	15,644,600
Dow Chemical Co. (The)	8.55%	5/15/2019		10,000	13,427,520
Huntsman International LLC	8.625%	3/15/2020		20,000	22,700,000
INEOS Finance plc (United Kingdom)†(d)	7.50%	5/1/2020		7,200	7,344,000
INEOS Finance plc (United Kingdom)†(d)	8.375%	2/15/2019		4,900	5,175,625
INEOS Finance plc (United Kingdom)†(d)	9.00%	5/15/2015		3,000	3,187,500
INEOS Group Holdings Ltd. (United Kingdom)†(d)	8.50%	2/15/2016		8,000	7,600,000
LyondellBasell Industries NV (Netherlands)(d)	6.00%	11/15/2021		2,000	2,290,000
Methanex Corp. (Canada)(d)	5.25%	3/1/2022		4,425	4,736,055
Momentive Performance Materials, Inc.	9.00%	1/15/2021		8,000	5,840,000
Nufarm Australia Ltd. (Australia)†(b)(d)	6.375%	10/15/2019		10,000	10,118,430
Phibro Animal Health Corp.†	9.25%	7/1/2018		16,300	15,892,500
Rockwood Specialties Group, Inc.	4.625%	10/15/2020		15,500	15,790,625

Total					162,289,465

Computer Hardware 0.46%

Brocade Communications Systems, Inc.	6.625%	1/15/2018		12,500	13,031,250
Brocade Communications Systems, Inc.	6.875%	1/15/2020		12,500	13,562,500
NCR Corp.†	5.00%	7/15/2022		3,900	3,958,500
Seagate HDD Cayman	6.875%	5/1/2020		8,000	8,570,000

Total					39,122,250

Consumer/Commercial/Lease Financing 2.10%

Air Lease Corp.†	5.625%	4/1/2017		20,000	20,500,000
CIT Group, Inc.	4.25%	8/15/2017		20,000	20,855,600
CIT Group, Inc.	5.25%	3/15/2018		5,000	5,387,500
Discover Bank	8.70%	11/18/2019		11,200	14,481,454
General Electric Capital Corp.	7.125%	—	(f)	13,500	15,103,408
International Lease Finance Corp.	6.25%	5/15/2019		10,000	10,800,000
International Lease Finance Corp.	8.25%	12/15/2020		6,100	7,274,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Consumer/Commercial/Lease Financing (continued)

International Lease Finance Corp.	8.75%	3/15/2017	$34,000	$39,950,000
Nationstar Mortgage LLC/Nationstar Capital Corp.†	7.875%	10/1/2020	2,475	2,530,688
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	12,400	13,268,000
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	15,800	17,064,000
SLM Corp.	6.25%	1/25/2016	9,200	10,028,000

Total				177,242,900

Consumer Products 0.54%

Armored Autogroup, Inc.	9.25%	11/1/2018	12,675	11,407,500
Elizabeth Arden, Inc.	7.375%	3/15/2021	26,500	29,812,500
Prestige Brands, Inc.	8.125%	2/1/2020	3,500	3,920,000

Total				45,140,000

Department Stores 0.16%

Bon-Ton Department Stores, Inc. (The)†	10.625%	7/15/2017	10,000	9,075,000
J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	4,811,438

Total				13,886,438

Diversified Capital Goods 1.42%

Actuant Corp.	5.625%	6/15/2022	8,300	8,652,750
Amsted Industries, Inc.†	8.125%	3/15/2018	15,000	16,275,000
Anixter, Inc.	5.625%	5/1/2019	11,300	11,865,000
Belden, Inc.†	5.50%	9/1/2022	15,000	15,412,500
Mueller Water Products, Inc.	7.375%	6/1/2017	10,800	11,124,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	11,856,000
SPX Corp.	6.875%	9/1/2017	21,000	23,572,500
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	20,866,405

Total				119,624,155

Diversified Financial Services 0.39%

RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	30,000	33,225,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Electric: Generation 0.62%

DPL, Inc.†	7.25%	10/15/2021	$15,725	$18,005,125
Mirant Americas Generation LLC	9.125%	5/1/2031	15,125	16,183,750
NRG Energy, Inc.†	6.625%	3/15/2023	5,000	5,118,750
NRG Energy, Inc.	7.875%	5/15/2021	6,000	6,555,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	8,500	6,693,750

Total				52,556,375

Electric: Integrated 1.14%

AES Corp. (The)	8.00%	10/15/2017	15,000	17,400,000
Black Hills Corp.	5.875%	7/15/2020	8,000	9,130,904
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	24,263,062
National Fuel Gas Co.	4.90%	12/1/2021	8,000	8,715,432
National Fuel Gas Co.	6.50%	4/15/2018	25,400	30,204,766
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,340,900

Total				96,055,064

Electronics 1.69%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	16,000	16,320,000
CPI International, Inc.	8.00%	2/15/2018	15,500	14,841,250
Freescale Semiconductor, Inc.	8.05%	2/1/2020	3,425	3,390,750
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	8,800	9,614,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	8,134	8,988,070
Freescale Semiconductor, Inc.	10.75%	8/1/2020	16,575	18,025,313
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	10,000,000
KLA-Tencor Corp.	6.90%	5/1/2018	10,850	13,109,100
NXP BV LLC (Netherlands)†(d)	9.75%	8/1/2018	12,500	14,437,500
Sensata Technologies BV (Netherlands)†(d)	6.50%	5/15/2019	7,550	8,097,375
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,350,000
Viasystems Group, Inc.†	7.875%	5/1/2019	15,500	15,500,000

Total				142,673,358

Energy: Exploration & Production 6.41%

Antero Resources Finance Corp.	7.25%	8/1/2019	10,000	10,875,000
Berry Petroleum Co.	6.375%	9/15/2022	6,300	6,662,250
Berry Petroleum Co.	6.75%	11/1/2020	21,000	22,470,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Energy: Exploration & Production (continued)

BreitBurn Energy Partners LP/BreitBurn Finance Corp.†	7.875%	4/15/2022	$20,100	$20,904,000
Chaparral Energy, Inc.†	7.625%	11/15/2022	3,500	3,692,500
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	21,049,000
Concho Resources, Inc.	5.50%	4/1/2023	12,600	13,182,750
Concho Resources, Inc.	7.00%	1/15/2021	10,700	12,037,500
Concho Resources, Inc.	8.625%	10/1/2017	5,650	6,257,375
Continental Resources, Inc.	7.375%	10/1/2020	5,600	6,300,000
Continental Resources, Inc.	8.25%	10/1/2019	19,175	21,667,750
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	18,650	19,862,250
Forest Oil Corp.	7.25%	6/15/2019	27,000	26,932,500
Forest Oil Corp.	8.50%	2/15/2014	9,825	10,641,703
Halcon Resources Corp.†	9.75%	7/15/2020	6,600	6,765,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	16,688,524
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	19,165	20,338,856
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,595,000
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	18,500	19,656,250
MEG Energy Corp. (Canada)†(d)	6.375%	1/30/2023	4,100	4,381,875
MEG Energy Corp. (Canada)†(d)	6.50%	3/15/2021	18,750	20,156,250
Newfield Exploration Co.	5.625%	7/1/2024	10,000	11,112,500
Newfield Exploration Co.	7.125%	5/15/2018	16,500	17,490,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	7,950,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	20,000	21,550,000
OGX Austria GmbH (Brazil)†(d)	8.50%	6/1/2018	41,750	37,783,750
Pan American Energy LLC (Argentina)†(d)	7.875%	5/7/2021	13,175	12,186,875
PDC Energy, Inc.†	7.75%	10/15/2022	12,800	12,800,000
QEP Resources, Inc.	6.80%	3/1/2020	10,000	11,037,500
QEP Resources, Inc.	6.875%	3/1/2021	8,000	9,080,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	8,600,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	12,000	11,490,000
Range Resources Corp.	8.00%	5/15/2019	7,500	8,362,500
SM Energy Co.	6.50%	11/15/2021	10,000	10,650,000
SM Energy Co.†	6.50%	1/1/2023	4,200	4,415,250
SM Energy Co.	6.625%	2/15/2019	18,700	19,822,000
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	11,251,125
Whiting Petroleum Corp.	6.50%	10/1/2018	4,200	4,525,500
WPX Energy, Inc.	6.00%	1/15/2022	20,000	21,600,000

Total				539,823,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Environmental 0.21%

ADS Waste Holdings, Inc.†(b)	8.25%	10/1/2020	$3,100	$3,169,750
Clean Harbors, Inc.†	5.25%	8/1/2020	14,300	14,800,500

Total				17,970,250

Food & Drug Retailers 0.78%

Ingles Markets, Inc.	8.875%	5/15/2017	10,000	10,825,000
Rite Aid Corp.	7.70%	2/15/2027	15,500	13,020,000
Rite Aid Corp.	9.50%	6/15/2017	10,000	10,337,500
Rite Aid Corp.	10.25%	10/15/2019	12,000	13,680,000
Stater Bros Holdings, Inc.	7.375%	11/15/2018	6,000	6,495,000
SUPERVALU, Inc.	8.00%	5/1/2016	12,500	11,218,750

Total				65,576,250

Food: Wholesale 1.66%

Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	4,927	5,179,509
Bumble Bee Holdco SCA PIK (Luxembourg)†(d)	9.625%	3/15/2018	5,725	5,510,312
Del Monte Corp.	7.625%	2/15/2019	20,000	20,675,000
Dole Food Co., Inc.	8.75%	7/15/2013	30,000	31,762,500
Dole Food Co., Inc.	13.875%	3/15/2014	5,395	6,096,350
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,979,928
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	5,250	5,715,937
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	6,238	6,409,545
Post Holdings, Inc.†	7.375%	2/15/2022	23,000	24,552,500
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	4,898,400
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	18,250	19,834,082

Total				139,614,063

Forestry/Paper 0.79%

Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	14,000	14,665,000
Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	8,950,000
Millar Western Forest Products Ltd. (Canada)(d)	8.50%	4/1/2021	10,000	8,150,000
PH Glatfelter Co.†(b)	5.375%	10/15/2020	1,750	1,776,250
Rock-Tenn Co.†	3.50%	3/1/2020	5,000	5,108,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Forestry/Paper (continued)

Smurfit Kappa Funding plc (Ireland)(d)	7.75%	4/1/2015	$15,000	$15,186,750
Weyerhaeuser Co.	7.375%	10/1/2019	10,000	12,426,370

Total				66,262,455

Gaming 3.45%

Boyd Acquisition Sub LLC/Boyd Acquisition
Finance Corp.†	8.375%	2/15/2018	12,000	12,540,000
Boyd Gaming Corp.	7.125%	2/1/2016	12,500	12,437,500
Caesar’s Entertainment Operating Co., Inc.†	8.50%	2/15/2020	8,700	8,721,750
CCM Merger, Inc.†	9.125%	5/1/2019	14,000	14,245,000
Chester Downs & Marina LLC†	9.25%	2/1/2020	10,000	10,100,000
CityCenter Holdings LLC/CityCenter Finance Corp.	7.625%	1/15/2016	11,800	12,655,500
CityCenter Holdings LLC/CityCenter Finance Corp. PIK	10.75%	1/15/2017	7,968	8,349,838
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	11,600	12,557,000
Graton Economic Development Authority†	9.625%	9/1/2019	17,650	18,400,125
Marina District Finance Co., Inc.	9.875%	8/15/2018	18,000	18,135,000
MCE Finance Ltd.	10.25%	5/15/2018	11,000	12,512,500
MGM Resorts International	6.625%	7/15/2015	14,200	15,265,000
MGM Resorts International	9.00%	3/15/2020	4,950	5,550,187
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	10,000	11,075,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	20,000	21,300,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	8,671,500
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,212,500
River Rock Entertainment Authority (The)	9.00%	11/1/2018	15,486	9,678,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	11,000	11,742,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,000	17,297,500
Station Casinos, Inc.(g)	6.50%	2/1/2014	27,000	2,700
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	14,500	15,623,750
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	5,300	5,922,750
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	18,000	19,710,000

Total				290,706,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Gas Distribution 2.90%

Chesapeake Midstream Partners LP/CHKM
Finance Corp.	6.125%	7/15/2022	$5,000	$5,312,500
El Paso Corp.	6.50%	9/15/2020	5,000	5,638,355
El Paso Corp.	7.00%	6/15/2017	23,000	26,507,638
El Paso Corp.	7.75%	1/15/2032	10,000	11,696,190
Energy Transfer Partners LP	5.20%	2/1/2022	22,100	24,560,481
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	11,670,000
Ferrellgas Partners LP	8.625%	6/15/2020	9,750	9,481,875
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,931,568
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	5,450	5,674,813
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	21,236,053
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	17,000	18,510,110
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	7,750	8,137,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	4,850	5,238,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,487,500
Northwest Pipeline GP	6.05%	6/15/2018	5,025	6,074,753
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	9,457,660
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	17,225,132
Regency Energy Partners LP/Regency Energy Finance Corp.	5.50%	4/15/2023	5,800	5,879,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.†	7.375%	8/1/2021	22,067	23,666,858

Total				244,386,736

Health Facilities 3.69%

Capella Healthcare, Inc.	9.25%	7/1/2017	15,000	16,068,750
Community Health Systems, Inc.	8.00%	11/15/2019	45,600	50,274,000
DaVita, Inc.	5.75%	8/15/2022	21,500	22,467,500
HCA Holdings, Inc.	7.75%	5/15/2021	30,000	32,850,000
HCA, Inc.	6.50%	2/15/2020	20,000	22,300,000
HCA, Inc.	7.50%	2/15/2022	25,000	28,437,500
HealthSouth Corp.	8.125%	2/15/2020	21,000	23,415,000
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	10,075	9,672,000
Kindred Healthcare, Inc.	8.25%	6/1/2019	15,000	14,662,500
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,659,000
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,641,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value

Health Facilities (continued)

Select Medical Corp.	7.625%		2/1/2015	$3,449	$3,500,735
Tenet Healthcare Corp.	8.875%		7/1/2019	6,850	7,774,750
Tenet Healthcare Corp.	9.25%		2/1/2015	15,000	16,950,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%		2/1/2018	30,000	32,175,000
VWR Funding, Inc. PIK	10.25%		7/15/2015	13,969	14,300,668

Total					311,148,653

Health Services 0.38%

STHI Holding Corp.†	8.00%		3/15/2018	12,500	13,375,000
Truven Health Analytics, Inc.†	10.625%		6/1/2020	17,000	18,275,000

Total					31,650,000

Hotels 0.50%

Hyatt Hotels Corp.†	5.75%		8/15/2015	15,036	16,474,133
Ryman Hospitality Properties	6.75%		11/15/2014	9,600	9,636,000
Starwood Hotels & Resorts Worldwide, Inc.	6.75%		5/15/2018	8,500	10,190,914
Wyndham Worldwide Corp.	5.75%		2/1/2018	5,315	5,991,270

Total					42,292,317

Household & Leisure Products 0.39%

American Standard Americas†	10.75%		1/15/2016	12,675	12,104,625
Serta Simmons Holdings LLC†(b)	8.125%		10/1/2020	9,700	9,675,750
Whirlpool Corp.	8.60%		5/1/2014	10,000	11,120,310

Total					32,900,685

Insurance Brokerage 0.29%

Hub International Ltd.†	8.125%		10/15/2018	7,400	7,529,500
USI Holdings Corp.†	4.31%	#	11/15/2014	17,250	16,775,625

Total					24,305,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Integrated Energy 0.34%

Alta Wind Holdings LLC†	7.00%	6/30/2035	$10,909	$12,123,256
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	13,165	5,624,861
LUKOIL International Finance BV (Netherlands)†(d)	6.656%	6/7/2022	9,000	10,847,070

Total				28,595,187

Investments & Miscellaneous Financial Services 0.92%

FMR LLC†	5.35%	11/15/2021	14,800	16,770,028
KKR Group Finance Co.†	6.375%	9/29/2020	10,900	12,366,660
Legg Mason, Inc.†	5.50%	5/21/2019	6,650	7,140,451
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,959,000
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	15,000	16,125,000
Nuveen Investments, Inc.†	9.50%	10/15/2020	21,350	21,350,000

Total				77,711,139

Leisure 0.61%

MU Finance plc (United Kingdom)†(d)	8.375%	2/1/2017	15,268	16,641,671
NCL Corp. Ltd.	9.50%	11/15/2018	10,825	12,042,813
Speedway Motorsports, Inc.	8.75%	6/1/2016	15,450	16,782,562
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	5,996	6,315,569

Total				51,782,615

Life Insurance 0.24%

MetLife Capital Trust X†	9.25%	4/8/2038	15,075	19,974,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery 1.09%

Altra Holdings, Inc.	8.125%	12/1/2016	$17,879	$19,242,274
Flowserve Corp.	3.50%	9/15/2022	3,880	3,930,463
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	25,000	28,093,750
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	15,200	15,732,000
Roper Industries, Inc.	6.25%	9/1/2019	10,350	12,570,551
Steelcase, Inc.	6.375%	2/15/2021	11,175	12,026,144

Total				91,595,182

Managed Care 0.14%

Centene Corp.	5.75%	6/1/2017	10,825	11,636,875

Media: Broadcast 0.95%

Allbritton Communications Co.	8.00%	5/15/2018	10,000	10,925,000
AMC Networks, Inc.	7.75%	7/15/2021	12,000	13,620,000
Clear Channel Communications, Inc.	9.00%	3/1/2021	10,000	8,950,000
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	5,650	6,076,575
Gray Television, Inc.†(b)	7.50%	10/1/2020	5,275	5,275,000
Gray Television, Inc.	10.50%	6/29/2015	10,000	10,887,500
LIN Television Corp.	8.375%	4/15/2018	7,500	7,987,500
Sinclair Television Group, Inc.†	9.25%	11/1/2017	8,750	9,734,375
Univision Communications, Inc.†	8.50%	5/15/2021	6,475	6,604,500

Total				80,060,450

Media: Cable 3.10%

Cablevision Systems Corp.	5.875%	9/15/2022	17,500	17,500,000
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	5,000	5,437,500
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	19,862,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Media: Cable (continued)

CSC Holdings LLC	8.625%	2/15/2019		$10,000	$11,900,000
DISH DBS Corp.†	4.625%	7/15/2017		22,350	22,964,625
DISH DBS Corp.†	5.875%	7/15/2022		18,300	18,849,000
DISH DBS Corp.	6.75%	6/1/2021		16,650	18,231,750
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		5,750	6,238,750
Mediacom Broadband LLC/Mediacom Broadband Corp.†	6.375%	4/1/2023		27,200	27,336,000
Mediacom Communications Corp.	9.125%	8/15/2019		32,450	36,019,500
Nara Cable Funding Ltd. (Ireland)†(d)	8.875%	12/1/2018		13,500	12,386,250
Ono Finance II plc (Ireland)†(d)	10.875%	7/15/2019		7,075	6,049,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(d)	5.50%	9/15/2022	EUR	6,000	7,594,644
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(d)	7.50%	3/15/2019		$4,450	4,906,125
UPCB Finance V Ltd.†	7.25%	11/15/2021		14,000	15,295,000
Virgin Media Finance plc (United Kingdom)(d)	5.25%	2/15/2022		7,500	7,912,500
Virgin Media Finance plc (United Kingdom)(d)	8.375%	10/15/2019		15,000	17,137,500
Virgin Media Finance plc (United Kingdom)(d)	9.50%	8/15/2016		5,000	5,562,500

Total					261,183,269

Media: Services 0.69%

Affinion Group, Inc.	11.50%	10/15/2015		18,500	15,447,500
Clear Channel Worldwide Holdings, Inc.	7.625%	3/15/2020		7,000	6,860,000
Nielsen Finance LLC/Nielsen Finance Co.	7.75%	10/15/2018		5,450	6,172,125
Nielsen Finance LLC/Nielsen Finance Co.	11.50%	5/1/2016		1,823	2,046,317
WMG Acquisition Corp.	9.50%	6/15/2016		15,000	16,443,750
WMG Acquisition Corp.	11.50%	10/1/2018		9,500	10,735,000

Total					57,704,692

Medical Products 1.50%

Bausch & Lomb, Inc.	9.875%	11/1/2015		25,000	25,843,750
Biomet, Inc.†(b)	6.50%	8/1/2020		35,400	36,771,750
Biomet, Inc.	10.00%	10/15/2017		22,000	23,237,500
Grifols, Inc.	8.25%	2/1/2018		5,100	5,661,000
Hologic, Inc.†	6.25%	8/1/2020		9,000	9,585,000
Kinetic Concepts, Inc./KCI USA, Inc.†	10.50%	11/1/2018		9,500	10,093,750
Life Technologies Corp.	6.00%	3/1/2020		5,300	6,313,673
Polymer Group, Inc.	7.75%	2/1/2019		8,000	8,560,000

Total					126,066,423

Metals/Mining (Excluding Steel) 1.96%

Arch Coal, Inc.	7.25%	6/15/2021		15,000	12,600,000
Arch Coal, Inc.	8.75%	8/1/2016		10,000	9,850,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Metals/Mining (Excluding Steel) (continued)

Boart Longyear Management Pty Ltd. (Australia)†(d)	7.00%	4/1/2021	$9,900	$10,209,375
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	10,000	10,514,420
CONSOL Energy, Inc.	6.375%	3/1/2021	2,500	2,443,750
CONSOL Energy, Inc.	8.25%	4/1/2020	8,000	8,420,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(d)	8.25%	11/1/2019	25,000	24,375,000
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	14,500	14,772,382
James River Coal Co.	7.875%	4/1/2019	16,350	9,442,125
KGHM International Ltd. (Canada)†(d)	7.75%	6/15/2019	15,000	15,525,000
Mirabela Nickel Ltd. (Australia)†(d)	8.75%	4/15/2018	15,000	11,325,000
Noranda Aluminum Acquisition Corp. PIK	4.73%#	5/15/2015	16,786	16,030,571
Novelis, Inc.	8.75%	12/15/2020	6,000	6,675,000
Teck Resources Ltd. (Canada)(d)	3.75%	2/1/2023	4,675	4,634,538
Teck Resources Ltd. (Canada)(d)	10.75%	5/15/2019	5,000	6,032,895
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	2,650	2,159,750

Total				165,009,806

Monoline Insurance 0.22%

Fidelity National Financial, Inc.	6.60%	5/15/2017	16,250	18,205,200

Multi-Line Insurance 0.32%

AXA SA (France)†(d)(h)	6.379%	12/31/2049	11,225	10,214,750
Genworth Financial, Inc.	7.625%	9/24/2021	5,000	5,111,410
Hartford Financial Services Group, Inc.	5.50%	3/30/2020	7,700	8,727,750
ZFS Finance USA Trust V†	6.50%	5/9/2037	3,024	3,213,000

Total				27,266,910

Oil Field Equipment & Services 1.71%

Basic Energy Services, Inc.	7.75%	2/15/2019	10,000	10,300,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	16,880,000
FMC Technologies, Inc.	3.45%	10/1/2022	6,475	6,586,817
Gulfmark Offshore, Inc.†	6.375%	3/15/2022	16,800	17,472,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	20,450,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	5,865,000
Offshore Group Investments Ltd.	11.50%	8/1/2015	2,300	2,553,000
Oil States International, Inc.	6.50%	6/1/2019	16,000	17,080,000
Precision Drilling Corp. (Canada)(d)	6.50%	12/15/2021	3,250	3,485,625
Precision Drilling Corp. (Canada)(d)	6.625%	11/15/2020	2,825	3,022,750
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	21,551,397
SESI LLC	6.375%	5/1/2019	6,700	7,202,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil Field Equipment & Services (continued)

Transocean, Inc.	6.375%	12/15/2021	$3,500	$4,196,388
Trinidad Drilling Ltd. (Canada)†(d)	7.875%	1/15/2019	6,600	7,161,000

Total				143,806,477

Oil Refining & Marketing 0.60%

Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	7,850	8,419,125
Phillips 66†	4.30%	4/1/2022	6,550	7,185,402
Tesoro Corp.	5.375%	10/1/2022	6,225	6,427,313
Tesoro Corp.	9.75%	6/1/2019	17,000	19,762,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	8,525	8,759,437

Total				50,553,777

Packaging 2.64%

AEP Industries, Inc.	8.25%	4/15/2019	15,000	15,975,000
Ardagh Packaging Finance plc (Ireland)†(d)	7.375%	10/15/2017	5,000	5,387,500
Ardagh Packaging Finance plc (Ireland)†(d)	9.125%	10/15/2020	9,500	10,117,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	52,666,425
Packaging Dynamics Corp.†	8.75%	2/1/2016	6,525	6,916,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA†	5.75%	10/15/2020	10,000	10,012,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	7.125%	4/15/2019	10,000	10,600,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	47,500	48,450,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	8,225	8,790,469
Rock-Tenn Co.†	4.90%	3/1/2022	3,248	3,525,155
Sealed Air Corp.†	6.875%	7/15/2033	25,000	23,625,000
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,187,500
Tekni-Plex, Inc.†	9.75%	6/1/2019	10,000	10,725,000

Total				221,978,549

Pharmaceuticals 0.49%

Mylan, Inc.†	7.875%	7/15/2020	10,250	11,556,875
Sky Growth Acquisition Corp.†	7.375%	10/15/2020	14,350	14,475,563
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	10,000	10,725,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pharmaceuticals (continued)

Watson Pharmaceuticals, Inc.	3.25%	10/1/2022	$4,325	$4,389,507

Total				41,146,945

Printing & Publishing 0.14%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	11,804,375

Property & Casualty 0.24%

Liberty Mutual Group, Inc.†	4.95%	5/1/2022	2,725	2,855,786
Liberty Mutual Group, Inc.†(i)	10.75%	6/15/2058	12,000	17,520,000

Total				20,375,786

Railroads 0.25%

Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	21,150,000

Real Estate Investment Trusts 1.50%

DDR Corp.	4.625%	7/15/2022	5,010	5,458,235
DDR Corp.	7.875%	9/1/2020	11,000	14,201,330
DuPont Fabros Technology LP	8.50%	12/15/2017	13,875	15,366,562
Goodman Funding Pty Ltd. (Australia)†(d)	6.00%	3/22/2022	9,600	10,330,474
Goodman Funding Pty Ltd. (Australia)†(d)	6.375%	11/12/2020	12,000	13,145,028
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,644,360
Kilroy Realty LP	5.00%	11/3/2015	8,000	8,712,048
ProLogis LP(j)	6.875%	3/15/2020	21,000	25,522,791
ProLogis LP	8.65%	5/15/2016	9,168	9,960,762
Washington Real Estate Investment Trust	3.95%	10/15/2022	11,675	11,853,090

Total				126,194,680

Restaurants 0.16%

DineEquity, Inc.	9.50%	10/30/2018	8,000	9,060,000
Fiesta Restaurant Group, Inc.	8.875%	8/15/2016	4,380	4,708,500

Total				13,768,500

Software/Services 3.05%

Alliance Data Systems Corp.†	6.375%	4/1/2020	53,000	57,505,000
BMC Software, Inc.	4.25%	2/15/2022	4,350	4,512,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Software/Services (continued)

Ceridian Corp.	11.25%	11/15/2015	$6,750	$6,682,500
First Data Corp.†	8.25%	1/15/2021	17,000	17,042,500
First Data Corp.	11.25%	3/31/2016	3,500	3,412,500
First Data Corp.	12.625%	1/15/2021	32,500	33,840,625
Infor US, Inc.†	9.375%	4/1/2019	10,000	11,150,000
Nuance Communications, Inc.†	5.375%	8/15/2020	20,000	20,750,000
SERENA Software, Inc.	10.375%	3/15/2016	7,600	7,809,000
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	20,000	21,600,000
SRA International, Inc.	11.00%	10/1/2019	7,475	7,661,875
SunGard Data Systems, Inc.	7.375%	11/15/2018	14,000	15,085,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,649,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	42,000	43,155,000

Total				256,855,629

Specialty Retail 2.23%

Brookstone Co., Inc.†	13.00%	10/15/2014	7,058	6,458,070
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	12,843,750
Claire’s Stores, Inc.†	9.00%	3/15/2019	9,700	10,112,250
J. Crew Group, Inc.	8.125%	3/1/2019	14,000	14,735,000
Limited Brands, Inc.	7.00%	5/1/2020	15,000	17,100,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	7,725,000
Limited Brands, Inc.	8.50%	6/15/2019	12,500	15,125,000
Michaels Stores, Inc.†	7.75%	11/1/2018	7,400	7,955,000
O’Reilly Automotive, Inc.	3.80%	9/1/2022	2,800	2,907,464
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	14,000	15,610,000
QVC, Inc.†	7.125%	4/15/2017	7,800	8,231,707
QVC, Inc.†	7.375%	10/15/2020	17,500	19,468,872
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	8,239,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	23,575	25,814,625
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	14,000	15,155,000

Total				187,480,738

Steel Producers/Products 0.72%

Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	16,596,526
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	13,195,740
Essar Steel Algoma, Inc. (Canada)†(d)	9.375%	3/15/2015	10,000	9,575,000
Essar Steel Algoma, Inc. (Canada)†(d)	9.875%	6/15/2015	12,000	9,570,000
JMC Steel Group†	8.25%	3/15/2018	11,050	11,326,250

Total				$60,263,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Support: Services 2.08%

Ashtead Capital, Inc.†	6.50%	7/15/2022	$3,600	$3,793,500
Avis Budget Car Rental	9.625%	3/15/2018	15,340	17,104,100
Avis Budget Car Rental	9.75%	3/15/2020	5,500	6,311,250
BakerCorp International, Inc.†	8.25%	6/1/2019	4,400	4,477,000
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,390,375
FTI Consulting, Inc.	7.75%	10/1/2016	7,725	7,976,062
Hertz Corp. (The)	7.50%	10/15/2018	25,000	27,125,000
Iron Mountain, Inc.	5.75%	8/15/2024	20,000	20,150,000
Iron Mountain, Inc.	7.75%	10/1/2019	10,400	11,752,000
Iron Mountain, Inc.	8.375%	8/15/2021	11,250	12,515,625
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	10,700	11,796,750
Sotheby’s†	5.25%	10/1/2022	15,000	15,187,500
United Rentals (North America), Inc.	10.875%	6/15/2016	7,500	8,381,250
UR Merger Sub Corp.†	5.75%	7/15/2018	2,500	2,646,875
UR Merger Sub Corp.†	7.625%	4/15/2022	10,000	10,975,000

Total				175,582,287

Telecommunications Equipment 0.36%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	10,000	6,600,000
CommScope, Inc.†	8.25%	1/15/2019	21,900	23,761,500

Total				30,361,500

Telecommunications: Integrated/Services 3.80%

CenturyLink, Inc.	6.15%	9/15/2019	17,200	19,299,948
CenturyLink, Inc.	6.45%	6/15/2021	33,545	37,919,637
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	18,090,000
Equinix, Inc.	7.00%	7/15/2021	12,150	13,653,562
Equinix, Inc.	8.125%	3/1/2018	10,000	11,150,000
Frontier Communications Corp.	7.125%	1/15/2023	7,850	8,193,438
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,457,188
GCI, Inc.	6.75%	6/1/2021	7,725	7,763,625
Hellas II (Luxembourg)†(d)(g)	6.001%	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	30,593,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Integrated/Services (continued)

Intelsat Jackson Holdings SA (Luxembourg)(d)	7.50%	4/1/2021	$23,250	$25,284,375
Intelsat Jackson Holdings SA (Luxembourg)(d)	11.25%	6/15/2016	6,929	7,240,805
Intelsat Luxembourg SA (Luxembourg)(d)	11.25%	2/4/2017	39,250	41,654,062
MasTec, Inc.	7.625%	2/1/2017	12,500	13,000,000
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	14,000,000
Telefonica Emisiones SAU (Spain)(d)	7.045%	6/20/2036	10,000	9,800,000
Telemar Norte Leste SA (Brazil)†(d)	5.50%	10/23/2020	9,532	10,056,260
Windstream Corp.	7.00%	3/15/2019	30,250	31,006,250
Windstream Corp.	7.50%	4/1/2023	12,000	12,600,000

Total				319,764,400

Telecommunications: Wireless 5.21%

American Tower Corp.	4.70%	3/15/2022	12,500	13,738,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	10,500	11,261,250
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	18,400	18,308,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,180,000
Cricket Communications, Inc.	7.75%	10/15/2020	29,000	28,420,000
Digicel Group Ltd. (Jamaica)†(d)	10.50%	4/15/2018	18,432	20,229,120
Digicel Ltd. (Jamaica)†(d)	7.00%	2/15/2020	15,000	15,450,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Telecommunications: Wireless (continued)

GeoEye, Inc.	8.625%	10/1/2016	$3,500	$3,841,250
GeoEye, Inc.	9.625%	10/1/2015	10,000	11,200,000
Inmarsat Finance plc (United Kingdom)†(d)	7.375%	12/1/2017	7,000	7,595,000
MetroPCS Wireless, Inc.	6.625%	11/15/2020	20,000	21,025,000
MetroPCS Wireless, Inc.	7.875%	9/1/2018	20,000	21,700,000
NII Capital Corp.	7.625%	4/1/2021	6,000	4,800,000
NII Capital Corp.	8.875%	12/15/2019	16,250	13,731,250
NII Capital Corp.	10.00%	8/15/2016	15,840	15,681,600
SBA Telecommunications, Inc.†	5.75%	7/15/2020	7,000	7,376,250
SBA Telecommunications, Inc.	8.25%	8/15/2019	6,500	7,296,250
Sprint Capital Corp.	6.90%	5/1/2019	50,000	52,125,000
Sprint Nextel Corp.†	7.00%	3/1/2020	15,500	17,398,750
Sprint Nextel Corp.	7.00%	8/15/2020	23,600	24,632,500
Sprint Nextel Corp.	9.125%	3/1/2017	25,000	28,437,500
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,500,000
Telemovil Finance Co., Ltd. (El Salvador)†(d)	8.00%	10/1/2017	11,450	12,172,495
ViaSat, Inc.	8.875%	9/15/2016	12,750	13,738,125
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(d)	7.748%	2/2/2021	8,550	9,159,187
Wind Acquisition Finance SA (Italy)†(d)	7.25%	2/15/2018	8,500	8,117,500
Wind Acquisition Finance SA (Italy)†(d)	11.75%	7/15/2017	37,500	35,531,250

Total				438,645,277

Theaters & Entertainment 0.59%

Cinemark USA, Inc.	8.625%	6/15/2019	10,000	11,150,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	15,450	17,265,375
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	20,000	21,600,000

Total				50,015,375

Transportation (Excluding Air/Rail) 0.56%

Asciano Finance Ltd. (Australia)†(d)	4.625%	9/23/2020	9,750	9,986,984
Commercial Barge Line Co.	12.50%	7/15/2017	9,500	10,628,125
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	13,780,000
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	12,500	12,836,725

Total				47,231,834

Total High Yield Corporate Bonds (cost $6,382,900,016)				6,753,366,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

MUNICIPAL BOND 0.20%

Other Revenue

New York City NY Indl Dev Agy Yankee Stadium Pj† (cost $12,000,000)	11.00%	3/1/2029	$12,000	$16,576,680

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.06%

Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%	7/10/2046	10,000	11,186,860
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.867%#	7/10/2038	10,000	11,007,485
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%	11/10/2039	10,000	11,003,215
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 AM	5.882%#	2/12/2051	5,000	5,581,905
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	10,000	10,784,350
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.581%#	2/12/2039	5,000	4,523,348
Morgan Stanley Capital I 2007-IQ16 AJFL	1.674%#	12/12/2049	10,000	7,244,435
Morgan Stanley Capital I 2011-C1†	5.254%#	9/15/2047	11,000	12,237,181
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%	10/15/2048	15,000	15,581,182

Total Non-Agency Commercial Mortgage-Backed Securities (cost $83,717,678)				89,149,961

			Shares (000)

PREFERRED STOCKS 0.28%

Agency/Government Related 0.00%

Fannie Mae*	8.25%		481	418,818

Banking 0.28%

Texas Capital Bancshares, Inc.	6.50%		467	12,012,375
U.S. Bancorp	3.50%		13	11,310,813

Total				23,323,188

Total Preferred Stocks (cost $32,356,530)				23,742,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

WARRANTS 0.05%

Auto Parts & Equipment 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	$1,043,788

Media: Broadcast 0.01%

ION Media Networks, Inc.*(k)	500.00	12/18/2016	2	493,750
ION Media Networks, Inc.*(k)	687.00	12/18/2016	2	292,500

Total				786,250

Media: Cable 0.03%

Charter Communications, Inc.*	46.86	11/30/2014	84	2,513,932

Total Warrants (cost $11,220,353)				4,343,970

Total Long-Term Investments (cost $7,872,586,239)				8,260,077,918

			Principal Amount (000)

SHORT-TERM INVESTMENT 0.38%

Repurchase Agreement

Repurchase Agreement dated 9/28/2012, 0.01% due 10/1/2012 with Fixed Income Clearing Corp. collateralized by $28,415,000 of Federal National Mortgage Assoc. at 0.75% due 4/10/2015 and $4,110,000 of Federal National Mortgage Assoc. at 2.75% due 4/16/2019; value: $32,908,094 proceeds: $32,258,103 (cost $32,258,076)			$32,258	32,258,076

Total Investments in Securities 98.44% (cost $7,904,844,315)				8,292,335,994

Cash and Other Assets in Excess of Liabilities (l) 1.56%				131,637,874

Net Assets 100.00%				$8,423,973,868

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. September 30, 2012

*	Non-income producing security.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2012.
(a)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2012.

(b)	Security purchased on a when-issued basis (See Note 2(e)).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Stub Rights issued in connection with a plan of reorganization.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)

Debenture pays interest at an annual fixed rate of 6.379% through December 14, 2036. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.25% through December 14, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 14, 2036.

(i)

Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

(j)	Securities have been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2012.
(k)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at September 30, 2012

Warrant	April 15, 2011	1,975	$5,785,009	$250.00
Warrant	April 15, 2011	1,950	4,318,663	150.00

(l)	Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at September 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation

U.S. 10-Year Treasury Note	December 2012	350	Short	$(46,719,531)	$(200,605)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett and Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchase and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(e)

When-Issued or Forward Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(f)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)

Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2012, the Fund had the following unfunded loan commitments:

Security Name	Unfunded Commitment

Diamond Foods, Inc. Revolver	$1,398,688
Georgia Gulf Corp. Bridge Term Loan	23,500,000
Getty Images, Inc. Bridge Term Loan	18,000,000
Hamilton Sundstrand Industrial Bridge Term Loan	19,500,000
Plains Exploration & Production Bridge Term Loan	15,000,000

Total	$77,398,688

Notes to Schedule of Investments (unaudited)(continued)

(h)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 - unadjusted quoted prices in active markets for identical investments;

	•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total

Common Stocks**	$273,369,369	$—	$—	$273,369,369
Convertible Bonds	—	526,159,428	—	526,159,428
Convertible Preferred Stocks	198,386,387	45,055,332	—	243,441,719
Floating Rate Loans	—	251,262,731	14,126,524	265,389,255
Foreign Bonds	—	43,840,130	—	43,840,130
Foreign Government Obligations	—	20,699,044	—	20,699,044
High Yield Corporate Bonds	—	6,753,330,926	35,430	6,753,366,356
Municipal Bond	—	16,576,680	—	16,576,680
Non-Agency Commercial Mortgage-Backed Securities	—	89,149,961	—	89,149,961
Preferred Stocks	12,431,193	11,310,813	—	23,742,006
Warrants	2,513,932	1,043,788	786,250	4,343,970
Repurchase Agreement	—	32,258,076	—	32,258,076

Total	$486,700,881	$7,790,686,909	$14,948,204	$8,292,335,994

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(200,605)	—	—	(200,605)

Total	$(200,605)	$—	$—	$(200,605)

*	See Schedule of Investments for fair values in each industry.
**

As of September 30, 2012, Cooper Standard Holding, Inc. (“Cooper Standard”) common stock, valued at $28,235,212, was included in Level 1 since it was actively traded and valued based on the last sales price on its principal exchange. At December 31, 2011, Cooper Standard was included in Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Notes to Schedule of Investments (unaudited)(concluded)

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Warrants

Balance as of January 1, 2012	$—	$229,200	$786,250
Accrued discounts/premiums	42,211	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	266,089	(117,121)	—
Purchases	13,818,224	—	—
Sales	—	(135,149)	—
Net transfers in or out of Level 3	—	58,500	—

Balance as of September 30, 2012	$14,126,524	$35,430	$786,250

(i)

Disclosures about Derivative Instruments and Hedging Activities-The Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2012 (as described in note 2(d)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2012, the Fund had a futures interest rate contract with a cumulative unrealized appreciation/depreciation of $(200,605), which is included in the Schedule of Investments.

3. FEDERAL TAX INFORMATION

As of September 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,960,098,918

Gross unrealized gain	573,054,399
Gross unrealized loss	(240,817,323)

Net unrealized security gain	$332,237,076

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, premium amortization and certain securities.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 19, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 19, 2012